Inventories (Details) - USD ($) $ in Thousands	Oct. 30, 2016	Oct. 25, 2015
Inventories
Finished products	$ 553,634	$ 553,298
Raw materials and work-in-process	253,662	239,174
Materials and supplies	178,387	200,793
Total	$ 985,683	$ 993,265